Regulatory Requirements (Details) - Schedule of capital requirements - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements	$ 764,340	$ 766,038
Capital Levels Maintained	5,433,190	5,755,506
Excess Net Capital	$ 4,668,850	$ 4,989,467
Percent of Requirement Maintained	711.00%	751.00%
Zhong Yang Securities Limited [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements	$ 382,170	$ 383,019
Capital Levels Maintained	4,790,634	5,107,820
Excess Net Capital	$ 4,408,464	$ 4,724,801
Percent of Requirement Maintained	1254.00%	1334.00%
Zhong Yang Capital Limited [Member]
Capital Requirements on Foreign Financial Institutions [Line Items]
Minimum Regulatory Capital Requirements	$ 382,170	$ 383,019
Capital Levels Maintained	642,556	647,686
Excess Net Capital	$ 260,386	$ 264,666
Percent of Requirement Maintained	168.00%	169.00%